Business Segment Information (Reconciliation Of Segment Margin To (Loss) Income from Continuing Operations) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015		Mar. 31, 2014
Segment Reporting [Abstract]
Segment margin	$ 94,121		$ 77,351
Corporate general and administrative expenses	(12,299)		(11,061)
Depreciation and amortization	(27,125)		(19,280)
Interest Income (Expense), Net	(19,215)		(12,804)
Distributable cash from equity investees in excess of equity in earnings	(10,383)	[1]	(5,777)
Non-cash items not included in segment margin	(2,614)		3,325
Cash payments from direct financing leases in excess of earnings	(1,362)		(1,338)
Income tax benefit (expense)	(908)		(641)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	20,215		29,775
Income from continuing operations before income taxes	$ 21,123		$ 30,416

[1]	(1)Includes distributions attributable to the quarter and received during or promptly following such quarter.